Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information
2022 2021
$ $
Brazil 162,797 1,475,608
Canada 11,933,904 7,383,884
England — 634
Germany 11,606 3,867
India 91,699 698,837
Israel 27,360 126,246
Italy 1,309,478 2,514,665
Mexico 371,668 920,818
Netherlands 112,634 —
Poland 47,591 60,406
Saudi Arabia 1,511,142 7,019,953
South Africa 29,997 —
Spain 22,049 1,178
United States of America 2,661,071 10,567,741
Vietnam 720,507 294,513
19,013,503 31,068,350
2022 2021
$ $ $ $ $ $
Canada

India Total
Canada

India Total
Property and equipment 3,372,356 21,096 3,393,452 3,685,974 26,963 3,712,937
Right-of-use assets 4,818,744 — 4,818,744 5,765,993 — 5,765,993
Intangible assets 2,104,848 — 2,104,848 2,774,198 — 2,774,198
Goodwill 2,660,607 — 2,660,607 2,660,607 — 2,660,607
12,956,555 21,096 12,977,651 14,886,772 26,963 14,913,735
32.

Segment information
The Company operates

in
one

segment, based

on financial information

that is available

and evaluated

by the Company’s
Board of Directors. The Company’s head office is located in Montreal, Quebec. The operations of the Company are located
in three geographic areas: Canada, Italy and India.
The following is a summary of the Company’s

total revenues by geography:
Revenue by product line and revenues recognized by

revenue recognition method are presented in note 7.
The following is a summary of selected asset categories

by geographic market, at December 31:
In 2022 and 2021, none of the selected asset categories

above were located in Italy.